OPERATING SEGMENT INFORMATION - Segment Assets (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total Assets	€ 4,347	€ 4,184
Deferred income tax assets	222	185
Cash and cash equivalents	378	184	€ 213	€ 164
Other financial assets	31	29
Segment revenue
Disclosure of operating segments [line items]
Total Assets	3,716	3,786
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Total Assets	1,969	1,951
Segment revenue | A&T
Disclosure of operating segments [line items]
Total Assets	818	856
Segment revenue | AS&I
Disclosure of operating segments [line items]
Total Assets	716	703
Segment revenue | Holdings & Corporate
Disclosure of operating segments [line items]
Total Assets	213	276
Unallocated
Disclosure of operating segments [line items]
Deferred income tax assets	222	185
Cash and cash equivalents	378	184
Other financial assets	€ 31	€ 29